INCOME TAXES - Foreign Tax Credits Carryforwards (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Foreign tax credits carryforwards	$ 12,516	$ 7,453
United States
Tax Credit Carryforward [Line Items]
Foreign tax credits carryforwards	11,519	6,938
Canada
Tax Credit Carryforward [Line Items]
Foreign tax credits carryforwards	641	515
United Kingdom
Tax Credit Carryforward [Line Items]
Foreign tax credits carryforwards	$ 356	$ 0